UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: BBR Partners, LLC
      Two Grand Central Tower
      140 E. 45th Street - 26th Floor
      New York, NY 10017



Form 13F File Number:  28-14080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Anson
Title:  Chief Compliance Officer
Phone:  212-313-9871

Signature, Place, and Date of Signing:

   Michael Anson               New York, NY           5/11/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              40
                                                  -----------------------

Form 13F Information Table Value Total:            111671  (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      220     2349 SH       Sole                     2349
Abbott Laboratories            COM              002824100      201     4088 SH       Sole                     4088
Apple Computer Inc Com         COM              037833100      234      670 SH       Sole                      670
Avis Budget Group Inc          COM              053774105      269    15000 SH       Sole                    15000
Berkshire Hathaway Inc Cl A    COM              084670108      627        5 SH       Sole                        5
Black Hills Corp Com           COM              092113109      241     7200 SH       Sole                     7200
Brown Forman Corp Cl B         COM              115637209      816    11940 SH       Sole                    11940
Brown-Forman Corp Cl A         COM              115637100    14661   215696 SH       Sole                   215696
Capitalsource Inc Com          COM              14055x102      169    24000 SH       Sole                    24000
Chevron Texaco Corp Com        COM              166764100      257     2391 SH       Sole                     2391
Cisco Sys Inc                  COM              17275r102      225    13093 SH       Sole                    13093
Citigroup Inc                  COM              172967101       56    12661 SH       Sole                    12661
Coca Cola Co                   COM              191216100      190     2870 SH       Sole                     2870
Easylink Svcs Intl Cor Cl A    COM              277858106      124    30000 SH       Sole                    30000
Express Scripts Inc Com        COM              302182100      482     8666 SH       Sole                     8666
Exxon Mobil Corp               COM              30231g102      563     6692 SH       Sole                     6692
General Electric Co            COM              369604103      462    23036 SH       Sole                    23036
Goldman Sachs Group Inc        COM              38141g104    23790   150000 SH       Sole                   150000
Hertz Global Holdings Inc      COM              42805t105      156    10000 SH       Sole                    10000
Hewlett Packard Co Com         COM              428236103      263     6409 SH       Sole                     6409
Home Depot Inc                 COM              437076102      279     7528 SH       Sole                     7528
Insite Vision Inc Com          COM              457660108       16    26800 SH       Sole                    26800
Intl Business Machines Corp    COM              459200101      393     2413 SH       Sole                     2413
JP Morgan Chase & Co.          COM              46625h100      138     2998 SH       Sole                     2998
Johnson & Johnson              COM              478160104      502     8481 SH       Sole                     8481
Ladenburg Thalman Fin Com      COM              50575q102       58    50000 SH       Sole                    50000
Lowes Companies Inc            COM              548661107      737    27875 SH       Sole                    27875
Mitsubishi Tokyo Finl 	       SPONSORED ADR    606822104      130    28300 SH       Sole                    28300
Pepsico Inc                    COM              713448108      747    11591 SH       Sole                    11591
Procter & Gamble Co            COM              742718109      515     8358 SH       Sole                     8358
SPDR Gold Trust                GOLD SHS         78463v107      425     3038 SH       Sole                     3038
Spdr Index Shs Fds Euro Stoxx  EURO STOXX 50    78463x202      916    22500 SH       Sole                    22500
Spdr Tr Unit Ser 1             TR UNIT          78462F103    59179   446333 SH       Sole                   446333
Texas Instruments Inc          COM              882508104      607    17570 SH       Sole                    17570
Unisys Corp Com                COM              909214306      606    19422 SH       Sole                    19422
United Technologies Cp Com     COM              913017109      600     7088 SH       Sole                     7088
Vanguard Index Fds Stk Mrk Etf STK MRK ETF      922908769      212     3080 SH       Sole                     3080
Wells Fargo & Co New           COM              949746101      363    11442 SH       Sole                    11442
iShares Inc MSCI Brazil        MSCI BRAZIL      464286400      247     3190 SH       Sole                     3190
iShares Tr MSCI Emerg Mkt      MSCI EMERG MKT   464287234      995    20441 SH       Sole                    20441

TOTAL                                                 $111671(x1000)

